As filed with the Securities and Exchange Commission on November 24, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedules of Investments.

Phocas Real Estate Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Shares	COMMON STOCKS - 97.84%	Value
	Apartments - 11.97%
1,843	AvalonBay Communities, Inc.	$191,543
5,165	Equity Residential	245,699
710	Mid-America Apartment Communities, Inc.	41,379
		478,621
	Diversified - 7.87%
4,603	Colonial Properties Trust	74,523
1,680	Entertainment Properties Trust	72,543
1,961	Vornado Realty Trust	167,724
		314,790
	Health Care - 7.85%
19,328	Cogdell Spencer, Inc.	122,153
3,715	Ventas, Inc.	191,582
		313,735
	Hotels - 5.28%
7,015	LaSalle Hotel Properties	164,081
11,111	Strategic Hotels & Resorts, Inc. (a)	47,111
		211,192
	Office Property - 22.03%
5,254	Alexandria Real Estate Equities, Inc.	367,780
3,058	Boston Properties, Inc.	254,181
2,012	Kilroy Reallty Corp.	66,678
3,032	SL Green Realty Corp.	192,016
		880,655
	Regional Malls - 14.75%
5,593	Glimcher Realty Trust	34,397
2,661	Macerich Co.	114,290
4,755	Simon Property Group, Inc.	440,979
		589,666
	Shopping Centers - 7.74%
4,424	Acadia Realty Trust	84,056
1,819	Federal Realty Investment Trust	148,539
4,873	Kimco Realty Corp.	76,750
		309,345
	Specialty - 9.63%
1,299	Digital Realty Trust, Inc.	80,148
12,128	DuPont Fabros Technology, Inc.	305,019
		385,167
	Storage - 3.86%
1,592	Public Storage, Inc.	154,488
	Warehouse/Industrial - 6.86%
2,297	AMB Property Corp.	60,801
4,819	First Potomac Realty Trust	72,285
11,973	ProLogis	141,042
		274,128

	TOTAL COMMON STOCKS (Cost $3,077,557)	3,911,787

Shares	SHORT-TERM INVESTMENTS - 2.29%	Value
91,755	AIM STIT-STIC Prime Portfolio - Institutional Class, 0.15% (b)	91,755
	TOTAL SHORT-TERM INVESTMENTS (Cost $91,755)	91,755

	TOTAL INVESTMENTS IN SECURITIES (Cost $3,169,312) - 100.13%	4,003,542
	Liabilities in Excess of Other Assets - (0.13)%	(5,183)
	NET ASSETS - 100.00%	$3,998,359

(a) Non-income producing security.
(b) Rate shown is the 7-day yield as of September 30, 2010.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments	$ 3,274,795

Gross unrealized appreciation	$ 880,242
Gross unrealized depreciation	(151,495)
Net unrealized appreciation	$ 728,747

* Because tax adjustments are calculated annually the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity (REITS)
Apartments	$478,621	$—	$—	$478,621
Diversified	314,790	—	—	314,790
Health Care	313,735	—	—	313,735
Hotels	211,192	—	—	211,192
Office Property	880,655	—	—	880,655
Regional Malls	589,666	—	—	589,666
Shopping Centers	309,345	—	—	309,345
Specialty	385,167	—	—	385,167
Storage	154,488	—	—	154,488
Warehouse/Industrial	274,128	—	—	274,128
Total Equity (REITS)	3,911,787	—	—	3,911,787

Short-Term Investments	91,755	—	—	91,755

Total Investments in Securities	$4,003,542	$—	$—	$4,003,542

Transfers between levels are recognized at the end of the reporting period.  During the period ended September 30, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    11/19/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    11/19/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    11/19/2010

* Print the name and title of each signing officer under his or her signature.